Annual Total Returns (Vanguard Russell 2000 Index Fund - Institutional Shares Institutional) (Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Index Fund - Institutional Shares)	12 Months Ended
Aug. 31, 2014
Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - Institutional Shares
Annual Total Return
2013	38.94%
2012	16.34%
2011	(4.20%)